Annual Fund Operating Expenses - SA MFS Total Return Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.71%
Class 2
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	0.15%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.86%
Class 3
Operating Expenses:
Management Fees	0.65%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%